Loan #1	Loan #2	Field	Loan Value	Tape Value	Comment	Tape Source	Tape Type
		Original Stated P&I	XX	XX		Initial
		Original Stated P&I	XX	XX		Initial
		Interest Only Period?	No	Yes		Initial
		Original Stated P&I	XX	XX		Initial
		Did a Modification Change Note Terms?	No	Yes	The updated tape reflects a Mod	Initial
		Original Appraised Value	XX	XX		Initial
		Original CLTV Ratio Percent	XX	XX	The loan has a second lien resulting in a 99.25 CLTV.	Initial
		Purpose of Transaction per HUD-1	Cash Out	Refinance	The HUD-1 reflects a cash-out refinance.	Initial
		Interest Only Period?	Yes	No	Loan has an I/O term of 120 months, per the Note.	Initial
		Original Stated P&I	XX	XX		Initial
		Did a Modification Change Note Terms?	No	Yes	The updated tape reflects a Mod	Initial
		Original Stated P&I	XX	XX	Per the Note, the P&I payment is $XX.	Initial
		Original CLTV Ratio Percent	XX	XX		Initial
		Sales Price (HUD-1 Line 101)	XX	XX	Per the loan documents, the purchase price is $XX. There is no second lien.	Initial
		Original Standard LTV (OLTV)	XX	XX		Initial
		First Payment Date	1/XX/2001	1/XX/2001		Initial
		Original CLTV Ratio Percent	XX	XX		Initial
		Original Stated P&I	XX	XX		Initial
		Original Appraised Value	XX	XX		Initial
		Property Address Street	XX	XX		Initial
		Did a Modification Change Note Terms?	No	Yes	The updated tape reflects a Mod	Initial
		Original CLTV Ratio Percent	XX	XX		Initial